Long-term bank loans (Details) (USD $)	6 Months Ended
	Jun. 30, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term bank loans	$ 359,979,213		$ 176,055,290
Less: current portion of long term bank loans	(300,513,220)		(143,251,734)
Total long-term bank loans	59,465,993		32,803,556
Restricted cash	306,069,131		250,097,761
Restricted deposit	11,409,440		11,514,048
Land use right securing long-term bank loan	434,543,100		104,267,550
Loans payable, weighted average interest rate	6.99%		6.29%
Secured Debt [Member]
Debt Instrument [Line Items]
Restricted cash	24,379,144		24,602,667
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	100.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	142.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans	14,627,487		14,761,600
Loan from ICBC [Member] | Loan from ICBC, Due July 20, 2016 at 6.46% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	14,627,487	[1]	14,761,600	[1]
Maturity date	Jul. 20, 2016
Stated rate	646.00%
Loan from Agricultural Bank of China (Singapore) [Member]
Debt Instrument [Line Items]
Long-term bank loans	25,000,000		25,000,000
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore) Due July 12, 2014, at 2.40% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	15,000,000	[2]	15,000,000	[2]
Maturity date	Jul. 12, 2014
Interest rate, additional rate over LIBOR	240.00%
Restricted cash	17,878,039		18,041,956
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore), Due September 10, 2014, at 2.00% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[2]	10,000,000	[2]
Maturity date	Sep. 10, 2014
Interest rate, additional rate over LIBOR	200.00%
Restricted cash	11,214,406		11,317,227
Loan from ICBC (Thai) Public Company Limited [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000		10,000,000
Loan from ICBC (Thai) Public Company Limited [Member] | Loan from ICBC (Thai) Public Company Limited, Due November 29, 2014, at 2.10% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[3]	10,000,000	[3]
Maturity date	Nov. 29, 2014
Interest rate, additional rate over LIBOR	210.00%
Restricted deposit	11,409,440		11,514,048
Loan from Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	48,758,288		36,083,911
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due December 20, 2014, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	1,625,276	[1]	4,920,533	[1]
Maturity date	Dec. 20, 2014
Stated rate	677.00%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due April 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,126,381	[1]	8,200,889	[1]
Maturity date	Apr. 30, 2015
Stated rate	677.00%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due May 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	6,501,105	[1]	6,560,711	[1]
Maturity date	May 30, 2015
Stated rate	677.00%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due June 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	16,252,763	[1]	16,401,778	[1]
Maturity date	Jun. 30, 2015
Stated rate	677.00%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due November 18, 2015, at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	1,625,276	[1]	0
Maturity date	Nov. 18, 2015
Stated rate	646.00%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due March 18, 2016 at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	3,250,553	[1]	0
Maturity date	Mar. 18, 2016
Stated rate	646.00%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due May 18, 2016 at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	6,501,105	[1]	0
Maturity date	May 18, 2016
Stated rate	646.00%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due November 18, 2016 at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	4,875,829	[1]	0
Maturity date	Nov. 18, 2016
Stated rate	646.00%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans	36,568,717		57,406,223
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due June 20, 2015, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	25,191,783	[1]	57,406,223	[1]
Maturity date	Jun. 20, 2015
Stated rate	707.00%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank due May 29, 2016 at 8.00% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	11,376,934	[1]	0
Maturity date	May 29, 2016
Stated rate	800.00%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	56,884,670		32,803,556
Loan from Bank of China [Member] | Loan from Bank of China, Due December 30, 2015, at 8.45% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	32,505,526	[4]	32,803,556	[4]
Maturity date	Dec. 30, 2015
Stated rate	845.00%
Loan from Bank of China [Member] | Loan from Bank of China due January 8, 2016 at 8.45% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	24,379,144	[4]	0
Maturity date	Jan. 08, 2016
Stated rate	845.00%
Loan From China Construction Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans	82,000,407		0
Loan From China Construction Bank [Member] | Loan from China Construction Bank due January 23, 2017, at 5.84% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	82,000,407	[1]	0
Maturity date	Jan. 23, 2017
Stated rate	584.00%
Loan from Bank of Shanghai [Member]
Debt Instrument [Line Items]
Long-term bank loans	86,139,644		0
Loan from Bank of Shanghai [Member] | Loan from Bank of Shanghai due April 30, 2017, at 9.10% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	$ 86,139,644	[1]	$ 0
Maturity date	Apr. 30, 2017
Stated rate	910.00%

[1]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2014.
[2]	Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,878,039 (December 31, 2013: US$18,041,956) and US$11,214,406 (December 31, 2013: US$11,317,227), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2014 and December 31, 2013.
[3]	Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,409,440 (December 31, 2013: US$11,514,048). This deposit is classified as restricted deposit on the consolidated balance sheets as of June 30, 2014 and December 31, 2013, respectively.
[4]	Pursuant to the loan contracts, the long-term loans amounting to US$56,884,670 (December 31, 2013: US$32,803,556) are secured by the 100% equity interests in Henan Wanzhuo and Jiantou Xinyuan, respectively.